Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale debt securities and equity securities included in short-term investments and investments by major security type at December 31, 2018 and 2017 are as follows:

	December 31, 2018
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	630	—	—	630

	630	—	—	630

	December 31, 2017
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	1,222	—	—	1,222

	1,222	—	—	1,222

Noncurrent:
Government bonds	305	—	16	289
Corporate bonds	640	182	—	822
Fund trusts*	122	2	—	124
Equity securities*	10,965	11,612	1,676	20,901

	12,032	11,796	1,692	22,136

*	After the adoption of ASU No. 2016-01, equity investments are measured at fair value with changes in the fair value recognized in net income from the quarter beginning January 1, 2018.

Maturities of available-for-sale debt securities included in short-term investments in the accompanying consolidated balance sheet are as follows at December 31, 2018:

	Cost	Fair value
	(Millions of yen)
Due within one year	630	630

	630	630

The unrealized and realized gains and losses related to debt securities were not significant for the years ended December 31, 2018, 2017 and 2016, respectively.

The unrealized and realized gains and losses related to equity securities for the year ended December 31, 2018 are as follows:

Millions of yen
Year ended December 31, 2018
Net gains and (losses) recognized during the period on equity securities	(6,092)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	675

Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	(6,767)

Gross realized gains related to equity securities were ¥18,514 million and ¥750 million for the years ended December 31, 2017 and 2016, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥42 million and ¥1,032 million for the years ended December 31, 2017, 2016, respectively.

During the year ended December 31, 2017, Canon contributed certain marketable equity securities, not including those of its subsidiaries and affiliated companies, to an established employee retirement benefit trust, with no cash proceeds there on. The fair value of those securities at the time of contribution was ¥30,473 million. Upon contribution of those available-for-sale securities, the unrealized gains amounting to ¥17,836 million were realized and were included in “Other, net” in the consolidated statements of income.

The carrying amount of non-marketable equity securities without readily determinable fair value totaled ¥4,629 million at December 31, 2018. Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥3,760 million at December 31, 2017. The impairment or other adjustments resulting from observable price changes recorded during the year ended December 31, 2018 and 2017 were not significant.

Time deposits with original maturities of more than three months are ¥326 million and ¥743 million at December 31, 2018 and 2017, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Investments in affiliated companies accounted for by the equity method amounted to ¥21,312 million and ¥20,496 million at December 31, 2018 and 2017, respectively. Canon’s share of the net earnings in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥1,414 million, ¥1,196 million and ¥890 million for the years ended December 31, 2018, 2017 and 2016 respectively.